Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of commodity swaps on the condensed consolidated statements of operations - Revenues - Renewable power [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Commodity swaps - realized loss	$ (744)	$ (328)	$ (931)	$ 169
Commodity swaps - unrealized gain (loss)	161	(895)	(775)	(2,824)
Total realized and unrealized gain (loss)	$ (583)	$ (1,223)	$ (1,706)	$ (2,655)